Document and Entity Information	0 Months Ended
Sep. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 25, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Sep. 25, 2013
Document Effective Date	Sep. 25, 2013
Prospectus Date	Mar. 01, 2013
PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:
Trading Symbol	PIZ
PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:
Trading Symbol	PIE
PowerShares DWA SmallCap Technical Leaders™ Portfolio | PowerShares DWA SmallCap Technical Leaders Portfolio
Risk/Return:
Trading Symbol	DWAS